Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Estimated Useful Lives of Property, Plant and Equipment

Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the depreciable assets.

Computer equipment and software	3 - 5 years
Laboratory equipment	4 years
Furniture and fixtures	5 years
Leasehold improvements	Shorter of asset’s useful life or remaining term of lease